Commitments and Contingencies (Details Textual)	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies (Textual)
Contingent consideration, description	A contingent cash consideration of $0.6 million and a share consideration of $1.2 million will be delivered to the three shareholders according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal years.